Fixed Deposits (Tables)	6 Months Ended
Dec. 31, 2024
Fixed Deposits [Abstract]
Schedule of Fixed Deposits

Fixed deposits consisted of the following:

		As of December 31, 2024
No.		Principal Amount	Interest Rate	Deposit date	Maturity date
		RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/10	2026/05/10
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,000,000	3.200%	2023/05/11	2026/05/11
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/12	2026/05/12
	Total	19,000,000

		As of June 30, 2024
No.		Principal Amount	Interest Rate	Deposit date	Maturity date
		RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/10	2026/05/10
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,000,000	3.200%	2023/05/11	2026/05/11
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/12	2026/05/12
	Total	19,000,000